UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	5/31/2014

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 1.9%
Boeing Co. (The)	100,416	$ 13,581,264
Curtiss-Wright Corp.	45,453	3,028,533
Exelis, Inc.	56,900	971,852
Moog, Inc. (Class A Stock)*	25,587	1,843,799
Teledyne Technologies, Inc.*	16,163	1,531,768

		20,957,216

Airlines — 1.7%
Allegiant Travel Co.	8,773	1,008,895
American Airlines Group, Inc.*	141,998	5,702,640
Spirit Airlines, Inc.*	75,755	4,474,848
United Continental Holdings, Inc.*(a)	186,825	8,289,425

		19,475,808

Auto Components — 1.0%
Dorman Products, Inc.*(a)	15,134	804,069
Lear Corp.	90,801	7,995,028
Tenneco, Inc.*	23,901	1,523,689
TRW Automotive Holdings Corp.*	15,715	1,333,732

		11,656,518

Automobiles — 1.2%
General Motors Co.	226,565	7,834,618
Tesla Motors, Inc.*(a)	25,898	5,380,827

		13,215,445

Banks — 6.5%
BankUnited, Inc.	141,720	4,611,569
BOK Financial Corp.	43,014	2,700,419
Citigroup, Inc.	186,922	8,891,880
East West Bancorp, Inc.	159,859	5,352,079
First Niagara Financial Group, Inc.	34,106	293,653
First Republic Bank	156,825	7,976,119
Fulton Financial Corp.	129,779	1,550,859
Home BancShares, Inc.	22,627	690,350
JPMorgan Chase & Co.	167,986	9,334,982
PNC Financial Services Group, Inc. (The)	98,767	8,421,862
Prosperity Bancshares, Inc.	44,369	2,579,170
Signature Bank*	8,518	986,555
Susquehanna Bancshares, Inc.	32,701	323,086
Valley National Bancorp(a)	206,841	2,004,289
Webster Financial Corp.	66,151	1,979,238
Wells Fargo & Co.	230,446	11,702,048
Wintrust Financial Corp.	43,914	1,913,772
Zions Bancorporation	76,702	2,192,910

		73,504,840

Biotechnology — 3.7%
ACADIA Pharmaceuticals, Inc.*(a)	95,704	1,976,287
Alexion Pharmaceuticals, Inc.*	41,649	6,927,062
Biogen Idec, Inc.*	46,658	14,901,165
Celgene Corp.*	42,158	6,451,439
Gilead Sciences, Inc.*	97,230	7,896,048
KYTHERA Biopharmaceuticals, Inc.*(a)	78,942	2,642,189
Receptos, Inc.*	28,613	851,523

		41,645,713

Capital Markets — 3.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	35,510	2,042,535
Eaton Vance Corp.	27,989	1,039,791
Evercore Partners, Inc. (Class A Stock)	61,789	3,400,867
Goldman Sachs Group, Inc. (The)	52,148	8,333,772
Morgan Stanley	548,372	16,922,760
Piper Jaffray Cos.*	39,812	1,752,922
Waddell & Reed Financial, Inc. (Class A Stock)	98,822	5,966,873

		39,459,520

Chemicals — 1.2%
Albemarle Corp.	18,650	1,290,394
Monsanto Co.	87,717	10,688,316
OM Group, Inc.	51,392	1,582,874
PolyOne Corp.	10,377	416,429

		13,978,013

Commercial Services & Supplies — 0.6%
Knoll, Inc.	24,883	436,448
Mobile Mini, Inc.	75,882	3,304,661
West Corp.(a)	108,802	2,915,894

		6,657,003

Communications Equipment — 0.7%
Brocade Communications Systems, Inc.	111,111	1,013,332
Ciena Corp.*	48,456	940,047
Infinera Corp.*(a)	83,664	761,342
JDS Uniphase Corp.*	484,669	5,316,819
NETGEAR, Inc.*	12,878	423,300

		8,454,840

Construction & Engineering — 0.3%
Great Lakes Dredge & Dock Corp.*	279,138	2,127,032
URS Corp.	29,451	1,325,295

		3,452,327

Consumer Finance — 1.0%
Capital One Financial Corp.	89,155	7,033,438
SLM Corp.	557,447	4,799,619

		11,833,057

Diversified Consumer Services — 0.1%
Apollo Education Group, Inc. (Class A Stock)*	14,727	394,684
Houghton Mifflin Harcourt Co.*	15,488	282,191

		676,875

Diversified Financial Services — 0.5%
Cboe Holdings, Inc.	10,567	535,536
Voya Financial, Inc.	157,648	5,643,798

		6,179,334

Diversified Telecommunication Services — 1.6%
CenturyLink, Inc.(a)	204,358	7,698,166
Cogent Communications Group, Inc.	96,311	3,531,724
Frontier Communications Corp.	363,892	2,106,935
Lumos Networks Corp.	31,356	472,848
Verizon Communications, Inc.	94,810	4,736,708

		18,546,381

Electric Utilities — 0.3%
ITC Holdings Corp.	100,315	3,671,529

Electrical Equipment — 0.1%
Polypore International, Inc.*(a)	14,125	627,856

Electronic Equipment, Instruments & Components — 1.5%
Anixter International, Inc.	22,613	2,329,139
FEI Co.	5,864	489,351
Flextronics International Ltd.*	1,096,441	11,150,805
FLIR Systems, Inc.	39,174	1,367,564
Rogers Corp.*	19,555	1,217,494

		16,554,353

Energy Equipment & Services — 2.0%
Dril-Quip, Inc.*	33,247	3,398,508
Halliburton Co.	146,976	9,500,529
Schlumberger Ltd.	90,028	9,366,513
Superior Energy Services, Inc.	23,443	778,073

		23,043,623

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	66,555	7,721,711
Susser Holdings Corp.*	17,849	1,415,604
United Natural Foods, Inc.*	24,551	1,654,983
Whole Foods Market, Inc.	90,200	3,449,248

		14,241,546

Food Products — 2.4%
Adecoagro SA (Argentina)*	181,307	1,649,894
Boulder Brands, Inc.*(a)	48,108	652,825
Bunge Ltd.	108,654	8,443,502
Darling Ingredients, Inc.*	47,711	953,743
Hain Celestial Group, Inc. (The)*(a)	52,772	4,787,476
Mondelez International, Inc. (Class A Stock)	252,182	9,487,087
Sanderson Farms, Inc.	6,761	625,460

		26,599,987

Health Care Equipment & Supplies — 0.5%
Cardiovascular Systems, Inc.*	18,027	505,657
DexCom, Inc.*	9,938	335,507
GenMark Diagnostics, Inc.*	32,230	354,852
Globus Medical, Inc. (Class A Stock)*	12,022	290,692
Insulet Corp.*	38,419	1,407,288
Tandem Diabetes Care, Inc.*	17,246	280,075
TearLab Corp.*(a)	236,411	1,179,691
West Pharmaceutical Services, Inc.	13,664	575,118
Wright Medical Group, Inc.*	23,583	716,923

		5,645,803

Health Care Providers & Services — 3.5%
Air Methods Corp.*(a)	86,368	4,162,938
Centene Corp.*	67,294	5,014,749
Cigna Corp.	57,834	5,192,336
Envision Healthcare Holdings, Inc.*	19,266	664,292
Express Scripts Holding Co.*	139,713	9,985,288
Health Net, Inc.*	11,371	454,613
HealthSouth Corp.	44,158	1,550,829
Healthways, Inc.*	93,174	1,605,388
Magellan Health Services, Inc.*	27,575	1,679,042
Molina Healthcare, Inc.*(a)	40,454	1,743,163
MWI Veterinary Supply, Inc.*	12,569	1,753,501
PharMerica Corp.*	35,285	957,635
Team Health Holdings, Inc.*	31,009	1,574,327
Universal Health Services, Inc. (Class B Stock)	36,322	3,253,361
WellCare Health Plans, Inc.*	7,056	546,487

		40,137,949

Health Care Technology
Castlight Health, Inc. (Class B Stock)*(a)	4,563	69,266

Hotels, Restaurants & Leisure — 2.8%
Bloomin’ Brands, Inc.*	44,884	935,383
Burger King Worldwide, Inc.	11,347	291,504
Carnival Corp.	247,850	9,921,436
Cheesecake Factory, Inc. (The)(a)	55,290	2,536,152
Del Frisco’s Restaurant Group, Inc.*	48,320	1,305,123
Dunkin’ Brands Group, Inc.(a)	126,250	5,650,950
Extended Stay America, Inc.	18,026	398,375
Starbucks Corp.	102,051	7,474,215
Vail Resorts, Inc.	45,555	3,174,728

		31,687,866

Household Durables — 0.1%
Meritage Homes Corp.*	15,344	615,448

Independent Power & Renewable Electricity Producers — 0.7%
NRG Energy, Inc.	222,461	7,928,510

Industrial Conglomerates — 0.5%
Siemens AG (Germany), ADR	41,370	5,498,900

Insurance — 3.4%
MetLife, Inc.	165,107	8,408,900
Protective Life Corp.	148,258	7,753,893
RLI Corp.	15,867	707,668
Stancorp Financial Group, Inc.	31,541	1,895,614
Symetra Financial Corp.	325,162	6,779,628
White Mountains Insurance Group Ltd.	12,022	7,099,231
W.R. Berkley Corp.	48,145	2,145,823
XL Group PLC (Ireland)	125,565	4,075,840

		38,866,597

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.*	34,999	10,938,937
ASOS PLC (United Kingdom)*	53,268	4,058,560
Coupons.com, Inc.*(a)	4,069	105,062
Priceline Group, Inc. (The)*	9,150	11,699,465
Vitacost.com, Inc.*	183,531	1,214,975

		28,016,999

Internet Software & Services — 4.3%
Bankrate, Inc.*	121,175	1,835,801
Cornerstone OnDemand, Inc.*(a)	73,038	2,935,397
Facebook, Inc. (Class A Stock)*	238,342	15,087,048
Google, Inc. (Class A Stock)*	16,809	9,608,865
Google, Inc. (Class C Stock)*	16,809	9,429,513
LinkedIn Corp. (Class A Stock)*	38,953	6,235,986
Pandora Media, Inc.*	33,530	822,491
Twitter, Inc.*	87,216	2,829,287

		48,784,388

IT Services — 3.7%
DST Systems, Inc.	23,231	2,117,506
Euronet Worldwide, Inc.*	7,943	374,433
FleetCor Technologies, Inc.*	50,386	6,369,294
Gartner, Inc.*	24,266	1,725,070
Global Payments, Inc.	78,964	5,413,772
InterXion Holding NV (Netherlands)*	67,300	1,769,317
MasterCard, Inc. (Class A Stock)	241,314	18,448,455
Vantiv, Inc. (Class A Stock)*	167,168	5,180,536

		41,398,383

Leisure Products — 0.2%
Brunswick Corp.	42,362	1,825,802

Life Sciences Tools & Services — 1.0%
Bruker Corp.*	22,832	478,330
Charles River Laboratories International, Inc.*	5,732	307,121
Fluidigm Corp.*	95,751	2,656,133
Illumina, Inc.*(a)	47,132	7,458,639

		10,900,223

Machinery — 3.3%
Caterpillar, Inc.	62,045	6,342,861
CIRCOR International, Inc.	33,338	2,542,356
Crane Co.	46,339	3,434,183
IDEX Corp.	34,982	2,682,420
ITT Corp.	50,353	2,199,419
Nordson Corp.	29,632	2,416,193
Oshkosh Corp.	25,926	1,401,300
RBC Bearings, Inc.	30,696	1,840,839
Rexnord Corp. *	26,060	666,354
SPX Corp.	86,358	9,036,501
Terex Corp.(a)	53,300	2,049,918
WABCO Holdings, Inc.*	16,130	1,722,200
Watts Water Technologies, Inc. (Class A Stock)	9,598	535,185
Woodward, Inc.	11,161	498,897

		37,368,626

Media — 2.9%
Cinemark Holdings, Inc.	96,036	3,027,055
Comcast Corp. (Class A Stock)(a)	164,816	8,603,395
Imax Corp. (Canada)*(a)	62,382	1,636,280
Liberty Global PLC (United Kingdom) (Class C Stock)	176,540	7,555,912
Walt Disney Co. (The)	139,485	11,718,135

		32,540,777

Metals & Mining — 1.4%
Allegheny Technologies, Inc.	7,212	296,197
Constellium NV (Netherlands) (Class A Stock)*	60,768	1,770,779
Goldcorp, Inc. (Canada)	362,042	8,460,922
McEwen Mining, Inc.*(a)	351,921	763,669
Reliance Steel & Aluminum Co.	44,259	3,184,435
Steel Dynamics, Inc.	58,883	1,016,909

		15,492,911

Oil, Gas & Consumable Fuels — 8.0%
Anadarko Petroleum Corp.	89,654	9,221,811
Cheniere Energy Partners LP	22,347	598,006
Denbury Resources, Inc.	460,647	7,780,328
Laredo Petroleum, Inc.*	37,008	1,024,011
Marathon Oil Corp.	227,593	8,343,559
Marathon Petroleum Corp.	75,394	6,739,470
Noble Energy, Inc.	127,314	9,175,520
Occidental Petroleum Corp.	78,690	7,844,606
PDC Energy, Inc.*	41,223	2,646,104
Rosetta Resources, Inc.*	130,931	6,170,778
SemGroup Corp. (Class A Stock)	79,801	5,421,680
Southwestern Energy Co.*	82,896	3,769,281
Suncor Energy, Inc. (Canada)	238,138	9,164,898
Targa Resources Corp.	56,792	6,528,808
Western Refining, Inc.(a)	63,930	2,622,409
Whiting Petroleum Corp.*	41,073	2,951,095

		90,002,364

Personal Products — 0.7%
Avon Products, Inc.	452,092	6,460,395
Herbalife Ltd.(a)	25,985	1,684,607

		8,145,002

Pharmaceuticals — 5.8%
Actavis, PLC*(a)	36,227	7,663,460
Allergan, Inc.	31,195	5,223,915
Aratana Therapeutics, Inc.*	62,009	871,846
Bayer AG (Germany), ADR	60,231	8,701,512
Bristol-Myers Squibb Co.	174,019	8,655,705
Merck & Co., Inc.	136,861	7,918,777
Novo Nordisk A/S (Denmark), ADR	217,563	9,198,564
Pacira Pharmaceuticals, Inc.*(a)	88,760	6,888,664
Teva Pharmaceutical Industries Ltd. (Israel), ADR	156,085	7,880,732
Valeant Pharmaceuticals International, Inc. *(a)	18,250	2,394,582

		65,397,757

Professional Services — 0.6%
Corporate Executive Board Co. (The)	38,948	2,655,085
Dun & Bradstreet Corp. (The)	3,739	386,052
Korn/Ferry International*	92,381	2,805,611
TrueBlue, Inc.*	40,950	1,114,249

		6,960,997

Real Estate Investment Trusts (REITs) — 1.8%
Capstead Mortgage Corp.	94,090	1,239,165
Chimera Investment Corp.	562,741	1,772,634
Colony Financial, Inc.	53,874	1,193,848
DCT Industrial Trust, Inc.	138,629	1,097,942
Extra Space Storage, Inc.	23,556	1,233,156
First Potomac Realty Trust	24,138	315,725
Hersha Hospitality Trust	346,808	2,195,295
LaSalle Hotel Properties	8,937	294,832
MFA Financial, Inc.	556,227	4,577,748
Parkway Properties, Inc.	38,737	773,578
Post Properties, Inc.	21,153	1,081,976
Starwood Property Trust, Inc.	86,983	2,121,515
Summit Hotel Properties, Inc.	242,848	2,438,194

		20,335,608

Road & Rail — 1.9%
Canadian Pacific Railway Ltd. (Canada)	63,078	10,566,827
Genesee & Wyoming, Inc. (Class A Stock)*	3,090	300,811
Heartland Express, Inc.	101,232	2,189,142
Hertz Global Holdings, Inc.*	277,878	8,202,959

		21,259,739

Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.	621,824	12,554,626
Cavium, Inc.*(a)	122,907	6,019,985
Hittite Microwave Corp.	30,067	1,767,939
Inphi Corp.*	33,963	511,483
Power Integrations, Inc.	93,207	4,687,380
Semtech Corp.*	39,473	1,023,930

		26,565,343

Software — 3.4%
BroadSoft, Inc.*	44,297	955,486
FireEye, Inc.*(a)	50,715	1,667,002
Fortinet, Inc.*	30,304	680,931
Imperva, Inc.*	13,827	288,708
Jive Software, Inc.*(a)	149,431	1,195,448
QLIK Technologies, Inc.*	90,992	1,975,436

Rally Software Development Corp.*	28,484	372,001
Red Hat, Inc.*	103,544	5,189,625
Salesforce.com, Inc.*(a)	156,007	8,210,649
SolarWinds, Inc.*	65,945	2,577,790
Splunk, Inc.*	88,326	3,697,326
VMware, Inc. (Class A Stock)*(a)	76,533	7,385,435
Workday, Inc. (Class A Stock)*(a)	49,130	3,850,318

		38,046,155

Specialty Retail — 3.2%
Asbury Automotive Group, Inc.*	32,572	2,105,454
Chico’s FAS, Inc.	57,578	872,882
DSW, Inc. (Class A Stock)	90,439	2,265,497
Express, Inc.*	39,992	504,299
Foot Locker, Inc.	43,442	2,093,036
Group 1 Automotive, Inc.(a)	12,600	1,014,300
Inditex SA (Spain), ADR	294,482	8,578,261
Mattress Firm Holding Corp.*(a)	102,431	4,595,055
Penske Automotive Group, Inc.	15,534	722,642
Pier 1 Imports, Inc.	99,602	1,753,991
Restoration Hardware Holdings, Inc.*	13,967	928,526
TJX Cos., Inc. (The)	187,863	10,229,140
Zumiez, Inc.*	20,896	574,013

		36,237,096

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	30,336	19,202,688
EMC Corp.	216,695	5,755,419

		24,958,107

Textiles, Apparel & Luxury Goods — 2.8%
Burberry Group PLC (United Kingdom)	158,858	4,084,590
Deckers Outdoor Corp.*(a)	38,568	2,980,921
Kate Spade & Co.*	54,473	1,983,362
Michael Kors Holdings Ltd.*	116,220	10,968,844
NIKE, Inc. (Class B Stock)	144,407	11,106,342

		31,124,059

Thrifts & Mortgage Finance — 0.1%
Provident Financial Services, Inc.	46,459	786,551
WSFS Financial Corp.	9,265	629,279

		1,415,830

Trading Companies & Distributors — 0.2%
WESCO International, Inc.*(a)	21,519	1,838,153

Wireless Telecommunication Services — 1.1%
SBA Communications Corp. (Class A Stock)*	128,263	13,018,694

TOTAL LONG-TERM INVESTMENTS (cost $774,239,954)		1,106,515,136

SHORT-TERM INVESTMENT — 11.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $132,182,601; includes $106,310,979 of cash collateral for securities on loan)(b)(c)	132,182,601	132,182,601

TOTAL INVESTMENTS — 109.7% (cost $906,422,555)(d)	1,238,697,737
Liabilities in excess of other assets — (9.7)%	(109,088,731)

NET ASSETS — 100.0%	$1,129,609,006

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $102,772,927; cash collateral of $106,310,979 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$919,150,878

Appreciation	336,455,903
Depreciation	(16,909,044)

Net Unrealized Appreciation	$319,546,859

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$20,957,216	$—	$—
Airlines	19,475,808	—	—
Auto Components	11,656,518	—	—
Automobiles	13,215,445	—	—
Banks	73,504,840	—	—
Biotechnology	41,645,713	—	—
Capital Markets	39,459,520	—	—
Chemicals	13,978,013	—	—
Commercial Services & Supplies	6,657,003	—	—
Communications Equipment	8,454,840	—	—
Construction & Engineering	3,452,327	—	—
Consumer Finance	11,833,057	—	—
Diversified Consumer Services	676,875	—	—
Diversified Financial Services	6,179,334	—	—
Diversified Telecommunication Services	18,546,381	—	—
Electric Utilities	3,671,529	—	—
Electrical Equipment	627,856	—	—
Electronic Equipment, Instruments & Components	16,554,353	—	—
Energy Equipment & Services	23,043,623	—	—
Food & Staples Retailing	14,241,546	—	—
Food Products	26,599,987	—	—
Health Care Equipment & Supplies	5,645,803	—	—
Health Care Providers & Services	40,137,949	—	—
Health Care Technology	69,266	—	—
Hotels, Restaurants & Leisure	31,687,866	—	—
Household Durables	615,448	—	—
Independent Power & Renewable Electricity Producers	7,928,510	—	—

Industrial Conglomerates	5,498,900	—	—
Insurance	38,866,597	—	—
Internet & Catalog Retail	23,958,439	4,058,560	—
Internet Software & Services	48,784,388	—	—
IT Services	41,398,383	—	—
Leisure Products	1,825,802	—	—
Life Sciences Tools & Services	10,900,223	—	—
Machinery	37,368,626	—	—
Media	32,540,777	—	—
Metals & Mining	15,492,911	—	—
Oil, Gas & Consumable Fuels	90,002,364	—	—
Personal Products	8,145,002	—	—
Pharmaceuticals	65,397,757	—	—
Professional Services	6,960,997	—	—
Real Estate Investment Trusts (REITs)	20,335,608	—	—
Road & Rail	21,259,739	—	—
Semiconductors & Semiconductor Equipment	26,565,343	—	—
Software	38,046,155	—	—
Specialty Retail	36,237,096	—	—
Technology Hardware, Storage & Peripherals	24,958,107	—	—
Textiles, Apparel & Luxury Goods	27,039,469	4,084,590	—
Thrifts & Mortgage Finance	1,415,830	—	—
Trading Companies & Distributors	1,838,153	—	—
Wireless Telecommunication Services	13,018,694	—	—
Affiliated Money Market Mutual Fund	132,182,601	—	—

Total	$1,230,554,587	$8,143,150	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as
Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     July 18, 2014

*	Print the name and title of each signing officer under his or her signature.